Related party transactions and balances	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions and balances

11 Related party transactions and balances

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2024 and 2025:

Name of related parties	Relationship with the Company
Mains D’ Or Investments Ltd	A company controlled by the Company’s controlling shareholder
WIS Holdings Pte Ltd	A common shareholder of Mains D’Or Investments Ltd
Campaign Complete Solutions Pte Ltd	Subsidiary of WIS Holdings Pte Ltd
Weishen Industrial Services Pte Ltd	Subsidiary of WIS Holdings Pte Ltd
WIS ICT Pte Ltd	A common shareholder of Mains D’Or Investments Ltd
IFSC Founders	Subsidiary of Mains D’Or Investments Ltd
Pat Kah Kit Daryl	Executive Officer
Soo Qikai	Executive Officer
Poo Chong Hee	Person significant influence
James Yataras	Country Head, Australia

i)	Significant transactions with related parties were as follows:

	For the years ended December 31,
	2024	2025	2025
	S$	S$	US$

Sales[1] to Campaign Complete Solutions Pte Ltd	35,958	20,140	15,662
Sales[2] to Weishen Industrial Services Pte Ltd	483,083	444,921	346,000
	519,041	465,061	361,662

Purchases from Weishen Industrial Services Pte Ltd	-	5,410	4,207
Total purchases from related party	-	5,410	4,207

Loan from Poo Chong Hee	100,000	112,000	89,022
Total loan from related party	100,000	112,000	89,022

ii)	Significant balances with related parties were as follows:

	As of December 31,
	2024	2025	2025
	S$	S$	US$

Trade receivable – related parties
Campaign Complete Solutions Pte Ltd	29,735	-	-
Weishen Industrial Services Pte Ltd	115,472	46,879	36,456
IFSC Founders	-	2,305	1,793

Trade payables – related party
Weishen Industrial Services Pte Ltd	-	(2,017)	(1,569)

Other payable - related parties [3]
Campaign Complete Solutions Pte Ltd	(42,950)	-	-
WIS Holdings Pte Ltd	(388,939)	(388,939)	(302,464)
Other payable - related party	(100,000)	(136,200)	(105,918)
Salary payable - related party [4]	-	(10,777)	(8,381)

Advance billing - related parties
Campaign Complete Solutions Pte Ltd	(24,306)	(2,100)	(1,633)
Weishen Industrial Services Pte Ltd	(84,383)	(72,453)	(56,344)
Advance billing – related parties	(108,689)	(74,553)	(57,977)

[1]	Sales comprise sales of robots of S$Nil (2024: S$8,278) and software revenue of S$20,140 (2024: S$27,680).

[2]	Sales comprise sales of robots of S$126,074 (2024: S$67,994) and software revenue of S$318,847 (2024: S$415,089).

[3]	The Company borrows money from the related parties for operation purposes. The loans are interest free, unsecured and repayable in February 2026.

[4]	The balance was settled on January 02, 2026 merely due to timing difference.

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS